INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Matters
Current income tax expense	€ (2,076)	€ (988)
Deferred income tax Benefit/(expense) relating to origination and reversal of temporary differences	788	(281)
Income tax expense recognized in the income/(loss) statement	€ (1,288)	€ (1,270)